Credit facilities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Interest expense	$ 106,130	$ 64,658	$ 68,656